LOANS FROM RELATED PARTY (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 102,500	$ 104,998	$ 150,000
Unsecured Promissory Note One [Member] | Officers [Member]
Total	30,000	35,000
Unsecured Promissory Note Two [Member] | Director One [Member]
Total	72,500	69,998
Unsecured Promissory Demand Note One [Member] | Officers [Member]
Total			50,000
Senior Secured Promissory Note Two [Member] | Director One [Member]
Total			$ 100,000